Shareholder's equity - Ordinary shares (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			12 Months Ended
	Jan. 21, 2021 EUR (€) shares	Jan. 21, 2021 USD ($) $ / shares shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2020 EUR (€)	Jan. 12, 2021 € / shares	Aug. 31, 2019 EUR (€) € / shares shares	Jun. 30, 2019 EUR (€) shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 EUR (€) shares	Jun. 30, 2018 $ / shares
Disclosure of classes of share capital [line items]
Subscribed capital | €			€ 1	€ 1			€ 1	€ 72		€ 72
Number of shares outstanding							1,000	8,000		8,000
Par value per share | (per share)						€ 0.000015	€ 1.00		$ 1		$ 1
Share split ratio						70,190,687
Proceeds net of underwriting discounts and related expenses | €				€ 283,224
Number of ordinary shares			84,683,618	84,491,814
Deferred tax relating to items credited (charged) directly to equity | €			€ 1,249		€ 2,318
IPO
Disclosure of classes of share capital [line items]
Number of ADSs offered in initial public offering	17,994,117	17,994,117
Number of ADS issued during period	14,233,823	14,233,823
Number of ADSs sold by prior shareholder	3,760,294	3,760,294
Proceeds net of underwriting discounts and related expenses | $		$ 344.2
Public offering price | $ / shares		$ 26.00
Total transaction costs incurred | €	€ 16,740
IPO related transaction costs recorded directly in equity | €	4,550
Deferred tax relating to items credited (charged) directly to equity | €	1,249
IPO | Selling, general and administrative expenses
Disclosure of classes of share capital [line items]
Share issue related cost | €	€ 12,190
Over allotment
Disclosure of classes of share capital [line items]
Number of ADSs sold through underwriter's exercise of options	2,347,058	2,347,058
Shares issued by entity | Over allotment
Disclosure of classes of share capital [line items]
Number of ADSs sold by the company	586,764	586,764
Shares sold by sole shareholder | Over allotment
Disclosure of classes of share capital [line items]
Number of ADSs sold by shareholder in pursuance of IPO terms	1,760,294	1,760,294